FINANCIAL INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INCOME, NET [Abstract]
Interest on cash equivalents	$ 48	$ 82	$ 27
Gain and interest on available-for-sale marketable securities	758	1,607	1,884
Interest on bank deposits	681	189
Interest on short-term credit and bank commissions	(272)	(274)	(331)
Loss on available-for-sale marketable securities		(42)	(380)
Impairment of investments in marketable securities			(119)
Foreign currency translation adjustments, net	(290)	(547)	(364)
Financial income, net	$ 925	$ 1,015	$ 717